Derivative Financial Instruments - Summary of Maturity Dates of Net-settled Derivative Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	£ 210	£ 172
Liabilities Outflow	125	93
Interest Rate Swaps | Within One Year
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	53	44
Liabilities Outflow	40	18
Interest Rate Swaps | Between One and Two Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	48	34
Liabilities Outflow	19	5
Interest Rate Swaps | Between Two and Three Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	45	28
Liabilities Outflow	15	6
Interest Rate Swaps | Between Three and Four Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	26	26
Liabilities Outflow	13	6
Interest Rate Swaps | Between Four and Five Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	23	12
Liabilities Outflow	15	7
Interest Rate Swaps | Beyond Five Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	15	28
Liabilities Outflow	£ 23	£ 51